UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe, Suite 101
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  May 6, 2013
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  76

Form 13F Information Table Value Total:  173,517


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      3943   37093  SH       SOLE       NONE     0    0       37093
Abbott Labs              COM            002824100      2358   66760  SH       SOLE       NONE     0    0       66760
Abbvie Inc.		 COM		00287Y109      2402   58910  SH	      SOLE	 NONE	  0    0       58910
Air Prod & Chemical	 COM		009158106      2328   26722  SH	      SOLE	 NONE	  0    0       26722
Apple Computer, Inc	 COM		037833100      3992    9019  SH       SOLE	 NONE	  0    0	9019
At&T, Inc.		 COM		00206R102      3398   92626  SH	      SOLE	 NONE	  0    0       92626
Automatic Data Processi  COM            053015103      2706   41611  SH       SOLE       NONE     0    0       41611
Berkshire Hathaway       Class B        084670207      6153   59048  SH       SOLE       NONE     0    0       59048
Branch Bank & Trust	 COM		054937107       573   18245  SH	      SOLE	 NONE	  0    0       18245
Brookfield Asset Mgmt	 COM		112585104      2779   76169  SH	      SOLE	 NONE	  0    0       76169
Caterpillar, Inc.	 COM		149123101      1567   18018  SH	      SOLE       NONE     0    0       18018
Cenovus Energy Inc	 COM		15135U109      1698   54788  SH	      SOLE	 NONE	  0    0       54788
Chevron Corp	         COM            166764100      5317   44745  SH       SOLE       NONE     0    0       44745
Cisco Systems Inc	 COM		17275R102      1547   74022  SH	      SOLE       NONE     0    0       74022
Clorox Co		 COM		189054109	692    7820  SH	      SOLE	 NONE	  0    0        7820
Coca Cola Co.		 COM		191216100	223    5518  SH	      SOLE	 NONE	  0    0	5518
Corning Inc              COM            219350105      1557  116769  SH       SOLE       NONE     0    0      116769
Cummins Inc		 COM		125009100      3009   25984  SH	      SOLE	 NONE     0    0       25984
CVS Corp		 COM		126650100      5398   98159  SH	      SOLE	 NONE	  0    0       98159
Deere & Co		 COM		244199105      1543   17947  SH       SOLE       NONE     0    0       17947
Devon Energy Corp New	 COM		25179M103      1683   29833  SH	      SOLE	 NONE	  0    0       29833
Dominion Resources	 COM		25746U109      1663   28577  SH	      SOLE	 NONE	  0    0       28577
E M C Corp Mass		 COM		268648902      1670   69909  SH	      SOLE	 NONE     0    0       69909
Encana Corp		 COM		292505104      1203   61814  SH	      SOLE	 NONE	  0    0       61814
EOG Res Inc.		 COM		26875P101	389    3035  SH       SOLE       NONE	  0    0	3035
Erie Indemnity Co.	 COM		29530P102	575    7610  SH	      SOLE	 NONE	  0    0	7610
Exxon Mobil              COM            30231G102      4551   50500  SH       SOLE       NONE     0    0       50500
FEDEX Corp               COM            31428X106      2623   26709  SH       SOLE       NONE     0    0       26709
General Electric         COM            369604103      3383  146302  SH       SOLE       NONE     0    0      146302
General Mills Inc.	 COM		370334104      2299   46628  SH	      SOLE	 NONE	  0    0       46628
Goldman Sachs Group Inc	 COM		38141G104      1984   13483  SH	      SOLE	 NONE	  0    0       13483
Google Inc Class A	 COM		38259P508	735	926  SH	      SOLE	 NONE	  0    0	 926
IBM			 COM		459200101      7531   35309  SH       SOLE       NONE     0    0       35309
Intel                    COM            458140100      3150  144255  SH       SOLE       NONE     0    0      144255
iShares Lehman Aggregate COM		464287226       616    5566  SH	      SOLE	 NONE	  0    0        5566
iShares Russell 2000 Ind COM		464287655      2689   28481  SH	      SOLE	 NONE	  0    0       28481
iShares Russell Midcap   COM		464287499      6254   49133  SH	      SOLE	 NONE	  0    0       49133
iShares Tr MSCI Emerging COM		464287234      2133   49873  SH	      SOLE	 NONE	  0    0       49873
iShares Trust MSCI EAFE  COM		464287465      1203   20401  SH	      SOLE	 NONE	  0    0       20401
iShares Trust Russell 20 COM		464287630       420    5015  SH       SOLE	 NONE	  0    0        5015
ishares Trust S&P 100	 COM		464287101	810   11496  SH	      SOLE	 NONE	  0    0       11496
J.P. Morgan Chase & Co.  COM            46625H100      4198   88445  SH       SOLE       NONE     0    0       88445
Johnson & Johnson        COM            478160104      4620   56672  SH       SOLE       NONE     0    0       56672
Johnson Controls         COM            478366107      3940  112346  SH       SOLE       NONE     0    0      112346
Kellogg			 COM		487836108      2371   36806  SH	      SOLE	 NONE	  0    0       36806
Kraft Foods Group Inc	 COM		50076Q106	923   17905  SH	      SOLE	 NONE	  0    0       17905
McDonalds Corp		 COM		580135101      4843   48582  SH	      SOLE	 NONE	  0    0       48582
McKesson HBOC Inc	 COM		58155Q103      3169   29350  SH	      SOLE	 NONE	  0    0       29350
Microsoft Corp           COM            594918104      3253  113710  SH       SOLE       NONE     0    0      113710
Mondelez Intl Inc	 COM		609207105      1801   58823  SH	      SOLE	 NONE	  0    0       58823
Oracle Corp              COM            68389X105      2691   83225  SH       SOLE       NONE     0    0       83225
Pepsico Inc              COM            713448108      5305   67061  SH       SOLE       NONE     0    0       67061
Proctor & Gamble         COM            742718109      5463   70890  SH       SOLE       NONE     0    0       70890
Qualcomm		 COM		747525103      1838   27450  SH	      SOLE	 NONE	  0    0       27450
Quaterra Resources 	 COM		747952109	  7   33000  SH	      SOLE	 NONE	  0    0       33000
Riverview Bancorp	 COM		969397100	 32   12174  SH       SOLE	 NONE     0    0       12174
S&P Dep Receipts	 COM		78462F103	788    5031  SH	      SOLE	 NONE	  0    0	5031
Schlumberger		 COM		806857108      2724   36377  SH	      SOLE	 NONE     0    0       36377
Smucker J M Company New  COM		832696405      1404   14161  SH       SOLE       NONE     0    0       14161
State Street Corp	 COM		857477103      1917   32437  SH	      SOLE	 NONE	  0    0       32437
The Travelers Companies  COM		89417E109      2253   26765  SH	      SOLE	 NONE	  0    0       26765
United Parcel Service    Class B        911312106      1908   22210  SH       SOLE       NONE     0    0       22210
US Bancorp Del Com New	 COM		902973304      1244   36658  SH	      SOLE	 NONE	  0    0       36658
Vanguard Index Funds	 COM		922908769	360    4451  SH	      SOLE	 NONE	  0    0        4451
Vanguard Info Tech Index COM		92204A702      1263   17328  SH	      SOLE	 NONE	  0    0       17328
Varian Medical Systems   COM            92220P105      4481   62242  SH       SOLE       NONE     0    0       62242
Wells Fargo              COM            949746101      3331   90059  SH       SOLE       NONE     0    0       90059
Whole Foods Mkt Inc	 COM		966837106	316    3645  SH	      SOLE	 NONE	  0    0	3645
Wisdomtree DIEFA Div Fun COM		97717W703	215    4480  SH	      SOLE	 NONE	  0    0	4480
Wisdomtree Emerg Mkts Eq COM		97717W315      1967   35733  SH	      SOLE	 NONE     0    0       35733
Wisdomtree Emg Mk Sm Cap COM		97717W281	554   10744  SH	      SOLE	 NONE     0    0       10744
Wisdomtree Large Cap Div COM		97717W307	806   13690  SH	      SOLE	 NONE     0    0       13690
Wisdomtree Midcap Divid	 COM		97717W505	518    7950  SH       SOLE       NONE     0    0        7950
Wisdomtree Midcap Earn	 COM		97717W570	776   10995  SH	      SOLE	 NONE	  0    0       10995
Wisdomtree Smallcap Earn COM		97717W562	745   11750  SH	      SOLE	 NONE	  0    0       11750
Zimmer Holdings Inc      COM            98956P102       746    9913  SH       SOLE       NONE     0    0        9913
